Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total potentially dilutive shares	13,171,644	4,512,868	6,545,368	2,000,543
Warrants [Member]
Total potentially dilutive shares	5,296,048	1,507,048	2,184,548	521,045
Options [Member]
Total potentially dilutive shares	33,750	33,750	33,750	33,750
Convertible Debt [Member]
Total potentially dilutive shares	7,841,846	2,972,070	4,327,070	1,445,748